Cash and cash equivalents (Details Narrative) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Interest income on term deposits		S/ 1,111	S/ 1,342	S/ 2,154
Interest income receivable	[1]	S/ 164	S/ 159

[1]	The movement of the allowance for expected credit losses is as follows: